Inventory (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Inventory
Parts, battery, and accessories	$ 1,925,200		$ 1,925,200		$ 906,505
Work in progress					128,424
Vehicles	11,717,317		11,717,317		4,232,736
Inventory provision	(4,805,151)		(4,805,151)		(1,687,215)
Total current inventories	8,837,366		8,837,366		$ 3,580,450
Inventory write-down	$ 306,085	$ 0	$ 3,118,581	$ 0